Stockholders' Deficit (Details Narrative) - USD ($)					1 Months Ended		2 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 05, 2016	Jun. 27, 2016	Jan. 08, 2013	Aug. 26, 2011	Jun. 27, 2016	Sep. 30, 2013	Mar. 03, 2016	Jun. 30, 2016	Mar. 21, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Stockholders equity reverse stock split	1-for-50	1-for-50 reverse stock split
Aggregate shares of restricted stock issued during period			738,916
Stock options and shares granted											5,000,000
Fair value of stock granted														$ 409,000
Vested fair value											$ 849,000
Vested fair value remaining											$ 28,709
Warrants to purchase common stock during period											13,900,000
Stock option expenses											$ 300,000	$ 100,000
Unamortized compensation related to stock option and restricted share grant											$ 900,000
Preferred stock authorized								5,000,000			5,000,000		5,000,000	5,000,000
Preferred stock issued								125			125		125	0
Preferred stock outstanding								125			125		125	0
Preferred stock, par or stated value per share								$ 0.01			$ 0.01		$ 0.01	$ 0.01
Themomedics [Member]
Stock options and shares granted												300,000
Fair value of stock granted												$ 109,600
Stock opiton plans vest, period												1 year
Warrants [Member]
Warrants to purchase common stock during period											294,028		13,900,000
Number of warrants fully vested											238,028
Number of warrants veated upon completion of services											56,000
Outstanding warrants								294,028			294,028
Warrants granted											23,000
Warrants with a grant date fair value								$ 21,175			$ 21,175
Series I Preferred Stock [Member]
Stock options and shares granted								400,000		200,000	200,000	1,200,000
Preferred stock authorized								2,500			2,500		2,500
Preferred stock issued								2,025			2,025		2,025
Preferred stock outstanding								2,025			2,025		2,025
Preferred stock, par or stated value per share						$ 1,000		$ 1,000			$ 1,000
Percentage of dividend rate per annum						6.00%					6.00%
Percentage of closing price per share											400.00%
Maximum [Member]
Stock opiton plans vest, period									4 years		0 years
Maximum [Member] | Warrants [Member]
Warrants exercise price								37.5			$ 37.5		$ 22.0
Warrants exercisable period .											7 years
Minimum [Member] | Warrants [Member]
Warrants exercise price								$ 0.75			$ 0.75		$ 0.02
Warrants exercisable period .							5 years
OutSide of Company [Member]
Stock options and shares granted											928,000
Consultants for Services [Member]
Stock options and shares granted											228,700
Fair value of stock granted											$ 107,000
Convertible notes [Member]
Convesion of debt to shares											7,900,000
Board of Directors [Member]
Stockholders equity reverse stock split					1-for-50
Directors and Consultants [Member] | Employee Stock Option [Member]
Aggregate shares of restricted stock issued during period											3,300,000
Board Member [Member]
Number of stock vested											1,316
2011 Plan [Member]
Maximum of common stock shares granted pursuant to awards during period				1,000,000									1,000,000
Stock options and shares granted				700,000									300,000
Stock opiton plans vest, period													2 years
Employee Stock Option [Member] | Employees [Member]
Aggregate shares of restricted stock issued during period											44,649
Options Issued To Executive Management [Member]
Stock options and shares granted											800,000
Options To Employees [Member]
Stock options and shares granted											16,000
Options To Consultant [Member]
Stock options and shares granted											112,000,000,000